Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity Registrant Name	PENNYMAC FINANCIAL SERVICES, INC.
Entity Central Index Key	0001568669
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false